5. SALE OF ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Proceeds from sale of assets	$ 1,566	$ 15,282	$ 27,075	$ 14,028
Gain on sale of assets	$ 1,566	$ 15,282	$ 27,075	$ 14,028